UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04526

Name of Registrant:	Vanguard Quantitative Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2021—March 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2022
Vanguard Growth and Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	31

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2022
	Beginning Account Value 9/30/2021	Ending Account Value 3/31/2022	Expenses Paid During Period
Based on Actual Fund Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,070.20	$1.60
Admiral™ Shares	1,000.00	1,070.80	1.08
Based on Hypothetical 5% Yearly Return
Growth and Income Fund
Investor Shares	$1,000.00	$1,023.39	$1.56
Admiral Shares	1,000.00	1,023.88	1.06
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.31% for Investor Shares and 0.21% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Growth and Income Fund
Fund Allocation
As of March 31, 2022
Communication Services	9.1%
Consumer Discretionary	12.8
Consumer Staples	6.1
Energy	5.1
Financials	10.9
Health Care	14.1
Industrials	7.2
Information Technology	28.2
Materials	2.0
Real Estate	2.6
Utilities	1.7
Other	0.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Growth and Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.3%)
Communication Services (8.9%)
*	Alphabet Inc. Class A	111,866	311,138
*	Alphabet Inc. Class C	110,234	307,882
*	Meta Platforms Inc. Class A	775,655	172,475
	AT&T Inc.	3,038,209	71,793
	Verizon Communications Inc.	1,177,403	59,977
	Comcast Corp. Class A	1,220,517	57,145
*	Netflix Inc.	55,100	20,640
	Activision Blizzard Inc.	245,100	19,635
	Interpublic Group of Cos. Inc.	466,844	16,550
	News Corp. Class A	698,294	15,467
	News Corp. Class B	601,102	13,537
	Omnicom Group Inc.	147,000	12,477
	Lumen Technologies Inc.	879,612	9,913
*	Walt Disney Co.	67,435	9,249
	Fox Corp. Class A	233,110	9,196
	Fox Corp. Class B	235,775	8,554
	Electronic Arts Inc.	48,300	6,110
	Paramount Global Class B	158,000	5,974
*	Twitter Inc.	128,800	4,983
*	Take-Two Interactive Software Inc.	32,148	4,942
*	Yelp Inc. Class A	66,300	2,261
*	Frontier Communications Parent Inc.	66,700	1,846
*	DISH Network Corp. Class A	45,700	1,446
*	Pinterest Inc. Class A	52,800	1,299
*	Liberty Global plc Class C	44,800	1,161
*	Gogo Inc.	58,600	1,117
*	Charter Communications Inc. Class A	1,565	854
*	Live Nation Entertainment Inc.	6,974	820
*	AMC Networks Inc. Class A	17,400	707
*	Discovery Inc. Class A	20,100	501
*	Snap Inc. Class A	10,500	378
*	Iridium Communications Inc.	9,300	375
*	Liberty Media Corp.- Liberty SiriusXM Class C	7,700	352
*	Endeavor Group Holdings Inc. Class A	10,500	310
		Shares	Market Value• ($000)
	Warner Music Group Corp. Class A	6,700	254
*	Cars.com Inc.	17,200	248
*	QuinStreet Inc.	11,700	136
*	Spotify Technology SA	900	136
*	Sciplay Corp. Class A	7,812	101
*	Bumble Inc. Class A	3,414	99
*	WideOpenWest Inc.	4,900	85
*	Loyalty Ventures Inc.	4,700	78
*	Liberty Media Corp.- Liberty Formula One Class A	1,209	76
*	Travelzoo	11,583	76
*	Integral Ad Science Holding Corp.	4,400	61
	Entravision Communications Corp. Class A	7,658	49
*	Consolidated Communications Holdings Inc.	6,252	37
*	Urban One Inc.	5,947	31
*	Vimeo Inc.	2,500	30
	New York Times Co. Class A	600	27
*	Hemisphere Media Group Inc. Class A	5,550	25
*	ZipRecruiter Inc. Class A	1,100	25
*	PubMatic Inc. Class A	800	21
*	Thryv Holdings Inc.	500	14
	Spok Holdings Inc.	1,322	11
*	Zedge Inc. Class B	1,100	7
*	Anterix Inc.	99	6
*	Liberty Latin America Ltd. Class A	600	6
*	T-Mobile US Inc.	20	3
*	US Cellular Corp.	99	3
*	DHI Group Inc.	302	2
*	EverQuote Inc. Class A	100	2
	Scholastic Corp.	40	2
	TEGNA Inc.	82	2
*	Clear Channel Outdoor Holdings Inc.	300	1
*	Lions Gate Entertainment Corp. Class B	100	1
	National CineMedia Inc.	300	1
	Sinclair Broadcast Group Inc. Class A	50	1
*	TrueCar Inc.	300	1
*	Zynga Inc. Class A	100	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Angi Inc. Class A	100	1
*	Gannett Co. Inc.	208	1
	Manchester United plc Class A	40	1
*	Stagwell Inc.	200	1
*	Fluent Inc.	99	—
*	Liberty TripAdvisor Holdings Inc. Class A	100	—
*	Emerald Holding Inc.	11	—
*	Magnite Inc.	26	—
*,1	Yandex NV Class A	23,500	—
*	Eros STX Global Corp.	10	—
			1,152,727
Consumer Discretionary (12.5%)
*	Amazon.com Inc.	123,849	403,742
*	Tesla Inc.	285,506	307,661
	McDonald's Corp.	438,032	108,317
	Lowe's Cos. Inc.	484,684	97,998
	Target Corp.	343,289	72,853
	Ford Motor Co.	2,977,768	50,354
	Starbucks Corp.	394,355	35,874
*	O'Reilly Automotive Inc.	51,996	35,615
	Home Depot Inc.	112,705	33,736
*	Booking Holdings Inc.	13,444	31,573
	Yum! Brands Inc.	261,627	31,011
*	AutoZone Inc.	14,068	28,763
	TJX Cos. Inc.	451,810	27,371
	Tapestry Inc.	713,813	26,518
	Bath & Body Works Inc.	553,351	26,450
	LKQ Corp.	516,389	23,449
	PulteGroup Inc.	555,036	23,256
	NIKE Inc. Class B	169,955	22,869
	eBay Inc.	378,382	21,666
	Lennar Corp. Class A	230,963	18,747
*	Expedia Group Inc.	91,788	17,960
	Dollar General Corp.	65,880	14,667
	PVH Corp.	160,541	12,299
	Advance Auto Parts Inc.	51,390	10,636
*	General Motors Co.	237,700	10,397
	DR Horton Inc.	107,612	8,018
*	Ulta Beauty Inc.	20,027	7,975
*	Under Armour Inc. Class C	450,468	7,009
*	Marriott International Inc. Class A	37,800	6,643
	Domino's Pizza Inc.	13,197	5,371
*	Hilton Worldwide Holdings Inc.	33,200	5,038
	Best Buy Co. Inc.	54,000	4,909
	Harley-Davidson Inc.	120,500	4,748
*	Under Armour Inc. Class A	247,500	4,212
	Ross Stores Inc.	42,820	3,873
	Tractor Supply Co.	16,353	3,816
*	Las Vegas Sands Corp.	94,500	3,673
	Travel + Leisure Co.	63,300	3,668
	MGM Resorts International	84,043	3,525
	Magna International Inc.	53,800	3,460
*	Overstock.com Inc.	74,600	3,283
	Newell Brands Inc.	148,800	3,186
*	NVR Inc.	641	2,864
	Genuine Parts Co.	21,900	2,760
	Signet Jewelers Ltd.	35,800	2,603
	Whirlpool Corp.	14,000	2,419
*	GoPro Inc. Class A	274,388	2,341
		Shares	Market Value• ($000)
	Dick's Sporting Goods Inc.	22,500	2,250
*	Mohawk Industries Inc.	17,500	2,173
	Academy Sports & Outdoors Inc.	46,700	1,840
*	Victoria's Secret & Co.	35,700	1,834
	Hanesbrands Inc.	116,500	1,735
*	AutoNation Inc.	16,000	1,593
[2]	Camping World Holdings Inc. Class A	55,200	1,543
	Kohl's Corp.	17,200	1,040
*	Penn National Gaming Inc.	24,480	1,038
	Shutterstock Inc.	9,900	921
*	Dollar Tree Inc.	5,400	865
*	Vista Outdoor Inc.	22,500	803
	Penske Automotive Group Inc.	8,200	769
	Qurate Retail Inc. Series A	148,800	708
*	Stride Inc.	18,488	672
*	Farfetch Ltd. Class A	42,400	641
	Garmin Ltd.	5,002	593
	Kontoor Brands Inc.	13,200	546
	Acushnet Holdings Corp.	13,500	544
	Churchill Downs Inc.	2,400	532
	Dillard's Inc. Class A	1,900	510
*	Revolve Group Inc.	9,500	510
	Service Corp. International	6,700	441
	Gentex Corp.	14,700	429
	Levi Strauss & Co. Class A	21,508	425
	Foot Locker Inc.	14,300	424
	Bloomin' Brands Inc.	17,900	393
	Red Rock Resorts Inc. Class A	7,600	369
*	frontdoor Inc.	10,600	316
*	Abercrombie & Fitch Co. Class A	9,600	307
	Williams-Sonoma Inc.	2,100	304
	Winnebago Industries Inc.	5,200	281
*	Sleep Number Corp.	5,400	274
	Sonic Automotive Inc. Class A	6,100	259
	Polaris Inc.	2,159	227
	Papa John's International Inc.	2,000	211
	Rent-A-Center Inc.	8,200	207
*	Chegg Inc.	5,600	203
*	Accel Entertainment Inc. Class A	15,600	190
	Dine Brands Global Inc.	2,400	187
	Laureate Education Inc. Class A	15,300	181
	H&R Block Inc.	6,800	177
*	GrowGeneration Corp.	16,300	150
*	Conn's Inc.	8,814	136
*	Tupperware Brands Corp.	6,900	134
*	Terminix Global Holdings Inc.	2,700	123
*	LL Flooring Holdings Inc.	8,600	121
	Macy's Inc.	4,500	110
*	Fossil Group Inc.	10,095	97
*	Sally Beauty Holdings Inc.	5,700	89
	Brunswick Corp.	1,000	81
*	Dave & Buster's Entertainment Inc.	1,500	74

Growth and Income Fund
		Shares	Market Value• ($000)
*	2U Inc.	5,200	69
*	American Outdoor Brands Inc.	5,173	68
*	Luminar Technologies Inc. Class A	4,113	64
	Thor Industries Inc.	800	63
*	Canada Goose Holdings Inc.	2,100	55
	Columbia Sportswear Co.	600	54
*	Duluth Holdings Inc. Class B	4,068	50
*	Perdoceo Education Corp.	4,134	47
*	Party City Holdco Inc.	12,700	45
*	Modine Manufacturing Co.	4,800	43
*	Skyline Champion Corp.	718	39
*	iRobot Corp.	600	38
*	Universal Electronics Inc.	1,082	34
	Hamilton Beach Brands Holding Co. Class A	2,767	32
*	Neogames SA	2,088	32
[2]	Guess? Inc.	1,300	28
	Vail Resorts Inc.	100	26
*	Cooper-Standard Holdings Inc.	2,800	25
*	WW International Inc.	2,200	23
	PetMed Express Inc.	847	22
*	OneSpaWorld Holdings Ltd.	2,160	22
*	Quotient Technology Inc.	2,900	18
*	Superior Industries International Inc.	3,803	18
	Graham Holdings Co. Class B	28	17
*	Airbnb Inc. Class A	100	17
*	Full House Resorts Inc.	1,400	13
*	Lindblad Expeditions Holdings Inc.	700	11
	OneWater Marine Inc. Class A	300	10
*	Cavco Industries Inc.	38	9
	Texas Roadhouse Inc. Class A	100	8
*	Container Store Group Inc.	800	7
*	Hilton Grand Vacations Inc.	131	7
	Sturm Ruger & Co. Inc.	94	7
	Choice Hotels International Inc.	42	6
*	Everi Holdings Inc.	300	6
	Johnson Outdoors Inc. Class A	81	6
*	Sonos Inc.	200	6
	International Game Technology plc	193	5
*	Royal Caribbean Cruises Ltd.	54	5
	Jack in the Box Inc.	41	4
*	Aptiv plc	30	4
*	Veoneer Inc.	98	4
*	Biglari Holdings Inc. Class B	20	3
*	Designer Brands Inc. Class A	196	3
	Tilly's Inc. Class A	350	3
*	ODP Corp.	75	3
	Cato Corp. Class A	127	2
		Shares	Market Value• ($000)
	Leggett & Platt Inc.	53	2
*	Master Craft Boat Holdings Inc.	100	2
*	Target Hospitality Corp.	388	2
*	Tenneco Inc. Class A	100	2
	ADT Inc.	200	2
	Smith & Wesson Brands Inc.	100	2
*	Bluegreen Vacations Holding Class A	60	2
*	Poshmark Inc. Class A	170	2
	Arcos Dorados Holdings Inc. Class A	196	2
*	Adtalem Global Education Inc.	39	1
*	Barnes & Noble Education Inc.	178	1
	Carrols Restaurant Group Inc.	229	1
	Clarus Corp.	31	1
*	El Pollo Loco Holdings Inc.	93	1
*	Express Inc.	200	1
	Gap Inc.	100	1
*	Mattel Inc.	44	1
*	Noodles & Co. Class A	100	1
*	Regis Corp.	300	1
*	Urban Outfitters Inc.	39	1
*	Vera Bradley Inc.	100	1
	Bassett Furniture Industries Inc.	71	1
*	Sportsman's Warehouse Holdings Inc.	107	1
*	Greenlane Holdings Inc. Class A	1,600	1
*	Inspired Entertainment Inc.	101	1
*	J Jill Inc.	40	1
*	Despegar.com Corp.	99	1
*	Yatra Online Inc.	400	1
*	JAKKS Pacific Inc.	100	1
*	Mister Car Wash Inc.	100	1
*,2	Arrival SA	300	1
*	American Axle & Manufacturing Holdings Inc.	10	—
*	American Public Education Inc.	2	—
	Big 5 Sporting Goods Corp.	16	—
*	Visteon Corp.	4	—
*	Kandi Technologies Group Inc.	34	—
*	Vizio Holding Corp. Class A	38	—
			1,620,877
Consumer Staples (5.9%)
	Procter & Gamble Co.	823,274	125,796
	Walmart Inc.	624,290	92,969
	Costco Wholesale Corp.	157,912	90,934
	Coca-Cola Co.	1,186,081	73,537
	Tyson Foods Inc. Class A	647,585	58,043
	Altria Group Inc.	795,283	41,554
	Philip Morris International Inc.	369,849	34,744
	Archer-Daniels-Midland Co.	368,622	33,272
	Colgate-Palmolive Co.	383,480	29,079

Growth and Income Fund
		Shares	Market Value• ($000)
	Estee Lauder Cos. Inc. Class A	99,021	26,965
	Kraft Heinz Co.	656,630	25,865
	PepsiCo Inc.	146,185	24,468
	Kroger Co.	369,886	21,220
	Hershey Co.	97,926	21,214
*	Monster Beverage Corp.	127,680	10,202
	General Mills Inc.	136,348	9,233
	J M Smucker Co.	45,000	6,093
	Kellogg Co.	90,950	5,865
	Conagra Brands Inc.	157,300	5,281
	Campbell Soup Co.	116,500	5,192
	Molson Coors Beverage Co. Class B	94,674	5,054
	Constellation Brands Inc. Class A	19,694	4,536
	Hormel Foods Corp.	80,300	4,139
	Keurig Dr Pepper Inc.	102,177	3,873
	Mondelez International Inc. Class A	51,155	3,212
	Albertsons Cos. Inc. Class A	90,400	3,006
	Brown-Forman Corp. Class B	23,800	1,595
*	Pilgrim's Pride Corp.	53,900	1,353
	Clorox Co.	6,700	931
	Flowers Foods Inc.	32,500	836
	Vector Group Ltd.	30,300	365
*	Nomad Foods Ltd.	15,800	357
	Walgreens Boots Alliance Inc.	7,100	318
*	USANA Health Sciences Inc.	3,250	258
	Coca-Cola Consolidated Inc.	500	248
*	United Natural Foods Inc.	5,600	232
	National Beverage Corp.	3,900	170
	Kimberly-Clark Corp.	1,300	160
	Sysco Corp.	1,700	139
*	Hostess Brands Inc. Class A	5,000	110
*	BJ's Wholesale Club Holdings Inc.	1,196	81
*	SunOpta Inc.	11,100	56
*	Lifevantage Corp.	4,187	20
*	Blue Apron Holdings Inc. Class A	1,600	6
	Lamb Weston Holdings Inc.	86	5
	McCormick & Co. Inc.	40	4
	Calavo Growers Inc.	93	3
*	Simply Good Foods Co.	79	3
*	Nature's Sunshine Products Inc.	178	3
	PriceSmart Inc.	28	2
*	Adecoagro SA	184	2
*	Herbalife Nutrition Ltd.	45	1
*	Veru Inc.	300	1
*	Zevia PBC Class A	263	1
	Cal-Maine Foods Inc.	9	—
			772,606
Energy (4.9%)
	Exxon Mobil Corp.	1,763,771	145,670
	Chevron Corp.	808,757	131,690
	EOG Resources Inc.	519,567	61,948
	APA Corp.	925,508	38,251
	Halliburton Co.	843,207	31,932
		Shares	Market Value• ($000)
	ConocoPhillips	294,446	29,445
	Schlumberger NV	678,159	28,015
	Marathon Petroleum Corp.	325,090	27,795
	Occidental Petroleum Corp.	394,936	22,409
	Kinder Morgan Inc.	1,151,546	21,776
	Phillips 66	228,789	19,765
	ONEOK Inc.	183,350	12,950
	Baker Hughes Co. Class A	327,950	11,941
	Hess Corp.	90,494	9,686
	Marathon Oil Corp.	349,483	8,775
	Valero Energy Corp.	78,118	7,932
	Diamondback Energy Inc.	53,490	7,332
	Pioneer Natural Resources Co.	21,700	5,426
	Williams Cos. Inc.	115,480	3,858
	Ovintiv Inc. (XNYS)	67,600	3,655
*	Antero Resources Corp.	68,701	2,097
*	Southwestern Energy Co.	206,500	1,481
	EQT Corp.	36,800	1,266
*	HF Sinclair Corp.	20,800	829
*	CNX Resources Corp.	39,900	827
	Equitrans Midstream Corp.	87,400	738
*	Comstock Resources Inc.	46,700	609
*	Green Plains Inc.	18,000	558
*	Range Resources Corp.	15,600	474
*	Transocean Ltd. (XNYS)	101,100	462
	Targa Resources Corp.	4,400	332
	Arch Resources Inc.	1,700	234
*	Oceaneering International Inc.	14,200	215
*	Denbury Inc.	1,900	149
	Continental Resources Inc.	2,400	147
	Texas Pacific Land Corp.	85	115
	Cameco Corp.	3,600	105
	Geopark Ltd.	5,205	78
*	Alto Ingredients Inc.	7,700	52
	Antero Midstream Corp.	4,200	46
*	SandRidge Energy Inc.	2,800	45
	Magnolia Oil & Gas Corp. Class A	1,800	43
*	Teekay Corp.	11,485	36
	Civitas Resources Inc.	600	36
*	Clean Energy Fuels Corp.	3,100	25
*	Centrus Energy Corp. Class A	700	24
	Oasis Petroleum Inc.	100	15
*	Callon Petroleum Co.	200	12
*	Noble Corp.	300	10
	Chesapeake Energy Corp.	74	6
	Coterra Energy Inc.	200	5
	NACCO Industries Inc. Class A	111	4
	California Resources Corp.	100	4
*	Energy Fuels Inc.	295	3
	Murphy Oil Corp.	73	3
*	Kosmos Energy Ltd.	377	3
*	Amplify Energy Corp.	300	2
	Brigham Minerals Inc. Class A	95	2
*	Centennial Resource Development Inc. Class A	200	2
	Patterson-UTI Energy Inc.	100	2

Growth and Income Fund
		Shares	Market Value• ($000)
*	Talos Energy Inc.	100	2
*	TETRA Technologies Inc.	400	2
	International Seaways Inc.	108	2
*	TechnipFMC plc	200	2
	Cenovus Energy Inc.	100	2
*	Navigator Holdings Ltd.	188	2
	Archrock Inc.	100	1
	Evolution Petroleum Corp.	100	1
*	Helix Energy Solutions Group Inc.	146	1
*	Natural Gas Services Group Inc.	100	1
*	Overseas Shipholding Group Inc. Class A	400	1
*	Par Pacific Holdings Inc.	108	1
*	ProPetro Holding Corp.	100	1
*	RPC Inc.	100	1
*	Ring Energy Inc.	200	1
	Solaris Oilfield Infrastructure Inc. Class A	100	1
*	Uranium Energy Corp.	119	1
*	NexTier Oilfield Solutions Inc.	95	1
	Dorian LPG Ltd.	100	1
	Plains GP Holdings LP Class A	100	1
	Northern Oil and Gas Inc.	40	1
	NOV Inc.	38	1
*	Exterran Corp.	79	—
*	Newpark Resources Inc.	137	—
	Nordic American Tankers Ltd.	100	—
*	Independence Contract Drilling Inc.	100	—
*	Expro Group Holdings NV	16	—
			641,375
Financials (10.6%)
*	Berkshire Hathaway Inc. Class B	535,457	188,968
	JPMorgan Chase & Co.	1,148,144	156,515
	Bank of America Corp.	2,248,193	92,671
	Wells Fargo & Co.	1,308,767	63,423
	Intercontinental Exchange Inc.	388,005	51,263
	Everest Re Group Ltd.	158,228	47,687
	Goldman Sachs Group Inc.	126,148	41,641
	Capital One Financial Corp.	280,265	36,796
	Discover Financial Services	326,189	35,943
	Synchrony Financial	946,556	32,950
	Citigroup Inc.	607,651	32,449
	W R Berkley Corp.	481,544	32,066
	Cboe Global Markets Inc.	243,002	27,804
	Morgan Stanley	310,639	27,150
	US Bancorp	472,715	25,125
	American Express Co.	125,992	23,561
	Truist Financial Corp.	410,640	23,283
	Chubb Ltd.	108,296	23,165
	Comerica Inc.	247,230	22,357
	Marsh & McLennan Cos. Inc.	125,913	21,458
	Loews Corp.	326,542	21,166
	Raymond James Financial Inc.	179,615	19,741
		Shares	Market Value• ($000)
	PNC Financial Services Group Inc.	106,520	19,648
	Hartford Financial Services Group Inc.	266,443	19,133
	MetLife Inc.	259,202	18,217
	Allstate Corp.	131,050	18,152
	Assurant Inc.	98,702	17,947
	Bank of New York Mellon Corp.	326,600	16,209
	Blackstone Inc.	126,545	16,064
	Charles Schwab Corp.	184,800	15,581
	Travelers Cos. Inc.	84,904	15,515
	Invesco Ltd.	598,996	13,813
	Regions Financial Corp.	554,570	12,345
	Ameriprise Financial Inc.	41,055	12,331
	BlackRock Inc.	16,120	12,318
	Unum Group	363,850	11,465
	American International Group Inc.	152,307	9,560
	Moody's Corp.	27,331	9,222
	First Republic Bank	56,730	9,196
	KeyCorp.	343,960	7,698
	Affiliated Managers Group Inc.	50,110	7,063
	Cincinnati Financial Corp.	47,523	6,461
	Zions Bancorp NA	97,110	6,367
	Ally Financial Inc.	143,300	6,231
	S&P Global Inc.	12,260	5,029
	Interactive Brokers Group Inc. Class A	74,000	4,877
	T Rowe Price Group Inc.	26,010	3,932
	Lincoln National Corp.	56,390	3,686
	Franklin Resources Inc.	129,050	3,603
	Principal Financial Group Inc.	38,200	2,804
*	Encore Capital Group Inc.	36,805	2,309
	Aon plc Class A (XNYS)	7,000	2,279
	Aflac Inc.	31,400	2,022
	OneMain Holdings Inc.	39,100	1,854
	First American Financial Corp.	20,900	1,355
	Prudential Financial Inc.	11,100	1,312
	Popular Inc.	15,400	1,259
*	Credit Acceptance Corp.	1,700	936
	Citizens Financial Group Inc.	19,000	861
	People's United Financial Inc.	39,100	782
	MarketAxess Holdings Inc.	2,000	680
	M&T Bank Corp.	4,000	678
	Fifth Third Bancorp	14,494	624
	KKR & Co. Inc.	10,100	591
[2]	Prospect Capital Corp.	67,900	562
	Bank of NT Butterfield & Son Ltd.	15,330	550
*	Green Dot Corp. Class A	16,800	462
	Sixth Street Specialty Lending Inc.	19,254	448
	Owl Rock Capital Corp.	28,100	415
	BGC Partners Inc. Class A	93,700	412
	Central Pacific Financial Corp.	14,692	410
	Navient Corp.	22,326	380
*	PRA Group Inc.	8,100	365
*	World Acceptance Corp.	1,726	331
	Chimera Investment Corp.	27,100	326
*	Blucora Inc.	13,700	268

Growth and Income Fund
		Shares	Market Value• ($000)
	MGIC Investment Corp.	19,100	259
	Washington Federal Inc.	7,765	255
	Solar Capital Ltd.	13,500	245
	Flagstar Bancorp Inc.	5,600	237
	Apollo Investment Corp.	17,200	227
	Banner Corp.	3,778	221
	TCG BDC Inc.	15,000	216
*	Donnelley Financial Solutions Inc.	6,349	211
	Valley National Bancorp	16,000	208
	Hanmi Financial Corp.	7,431	183
	First Internet Bancorp	4,155	179
	Willis Towers Watson plc	700	165
*	Enova International Inc.	4,300	163
	Progressive Corp.	1,402	160
*	Brighthouse Financial Inc.	2,600	134
	BlackRock TCP Capital Corp.	9,400	134
	TPG RE Finance Trust Inc.	9,900	117
*	PROG Holdings Inc.	3,922	113
*	GoHealth Inc. Class A	93,900	111
*	SiriusPoint Ltd.	13,399	100
	Carlyle Group Inc.	1,900	93
	Fulton Financial Corp.	5,400	90
	New Mountain Finance Corp.	6,500	90
	Kearny Financial Corp.	6,905	89
*	Ocwen Financial Corp.	3,400	81
	Peapack-Gladstone Financial Corp.	2,090	73
	First Financial Bancorp	3,100	71
*	TriState Capital Holdings Inc.	2,000	66
	Hope Bancorp Inc.	4,042	65
	SLM Corp.	3,400	62
	HomeTrust Bancshares Inc.	2,017	60
	AFC Gamma Inc.	2,813	54
[2]	Burford Capital Ltd.	4,880	45
	Radian Group Inc.	2,000	44
	First Hawaiian Inc.	1,541	43
	International Bancshares Corp.	1,000	42
	Tiptree Inc.	3,172	41
	MFA Financial Inc.	9,800	40
	Home BancShares Inc.	1,720	39
	Universal Insurance Holdings Inc.	2,908	39
	CBTX Inc.	1,220	38
	Arthur J Gallagher & Co.	220	38
	PCSB Financial Corp.	1,734	33
*	Elevate Credit Inc.	9,835	30
	PacWest Bancorp	700	30
	Sierra Bancorp	1,159	29
	Heritage Insurance Holdings Inc.	3,903	28
	Heritage Commerce Corp.	2,291	26
	First Community Bankshares Inc.	888	25
	Independent Bank Corp.	1,000	22
	Northfield Bancorp Inc.	1,502	22
	Park National Corp.	170	22
	BlackRock Capital Investment Corp.	5,200	22
	Bank OZK	500	21
*	Genworth Financial Inc. Class A	5,400	20
		Shares	Market Value• ($000)
	Berkshire Hills Bancorp Inc.	600	17
	Greenhill & Co. Inc.	1,076	17
	Lakeland Bancorp Inc.	984	16
	HBT Financial Inc.	880	16
	Jackson Financial Inc. Class A	300	13
	TrustCo Bank Corp. NY	280	9
	Barings BDC Inc.	728	8
	Granite Point Mortgage Trust Inc.	600	7
*	Oportun Financial Corp.	500	7
	Stifel Financial Corp.	85	6
	Tompkins Financial Corp.	74	6
*	LendingClub Corp.	300	5
	Simmons First National Corp. Class A	200	5
	Wintrust Financial Corp.	52	5
	City Holding Co.	45	4
	Community Trust Bancorp Inc.	91	4
	First Financial Corp.	91	4
	Great Southern Bancorp Inc.	71	4
	Allegiance Bancshares Inc.	60	3
	ConnectOne Bancorp Inc.	82	3
	Cowen Inc. Class A	100	3
	Curo Group Holdings Corp.	199	3
	First Financial Northwest Inc.	172	3
	First Interstate BancSystem Inc. Class A	76	3
	Home Bancorp Inc.	76	3
	Horizon Bancorp Inc.	149	3
	Kemper Corp.	51	3
*	LendingTree Inc.	25	3
	NBT Bancorp Inc.	82	3
	Nelnet Inc. Class A	38	3
	Stock Yards Bancorp Inc.	55	3
	TriplePoint Venture Growth BDC Corp.	165	3
	Intercorp Financial Services Inc.	92	3
	Apollo Commercial Real Estate Finance Inc.	121	2
	Ares Commercial Real Estate Corp.	111	2
	Banc of California Inc.	100	2
	CVB Financial Corp.	77	2
	Camden National Corp.	46	2
	Capitol Federal Financial Inc.	198	2
	Civista Bancshares Inc.	86	2
	Cohen & Steers Inc.	26	2
	Employers Holdings Inc.	48	2
	Financial Institutions Inc.	68	2
	Great Ajax Corp.	188	2
	Investors Bancorp Inc.	100	2
*	MBIA Inc.	120	2
	OFG Bancorp	58	2
	Old National Bancorp	100	2
	Preferred Bank	28	2
*	Republic First Bancorp Inc.	369	2
	SEI Investments Co.	30	2

Growth and Income Fund
		Shares	Market Value• ($000)
	ServisFirst Bancshares Inc.	20	2
	Trustmark Corp.	66	2
	Virtu Financial Inc. Class A	59	2
	WesBanco Inc.	57	2
	WisdomTree Investments Inc.	385	2
	Gladstone Investment Corp.	100	2
	Golub Capital BDC Inc.	100	2
	PennantPark Investment Corp.	220	2
	Saratoga Investment Corp.	64	2
	Amalgamated Financial Corp.	124	2
	Patria Investments Ltd. Class A	94	2
	Cadence Bank	83	2
*	Ambac Financial Group Inc.	100	1
	AMERISAFE Inc.	10	1
	Annaly Capital Management Inc.	100	1
	ARMOUR Residential REIT Inc.	100	1
	Commerce Bancshares Inc.	11	1
*	EZCorp. Inc. Class A	200	1
	FNB Corp.	100	1
	First BanCorp. (XNYS)	100	1
	Huntington Bancshares Inc.	50	1
	Ladder Capital Corp. Class A	100	1
	Luther Burbank Corp.	108	1
	New Residential Investment Corp.	100	1
	New York Community Bancorp Inc.	100	1
	Northwest Bancshares Inc.	100	1
	Old Second Bancorp Inc.	100	1
	Oppenheimer Holdings Inc. Class A	13	1
*	SVB Financial Group	2	1
	TriCo Bancshares	31	1
	United Bankshares Inc.	18	1
	Washington Trust Bancorp Inc.	20	1
	Essent Group Ltd.	24	1
	James River Group Holdings Ltd.	33	1
	Sculptor Capital Management Inc. Class A	99	1
	Broadmark Realty Capital Inc.	145	1
*	XP Inc. Class A	38	1
	Premier Financial Corp.	23	1
	Rocket Cos. Inc. Class A	100	1
	Horizon Technology Finance Corp.	100	1
	Main Street Capital Corp.	33	1
	Oxford Square Capital Corp.	352	1
	Primis Financial Corp.	100	1
	Bridge Investment Group Holdings Inc. Class A	38	1
		Shares	Market Value• ($000)
	BancFirst Corp.	5	—
	First of Long Island Corp.	21	—
	Flushing Financial Corp.	2	—
	Heartland Financial USA Inc.	2	—
	Invesco Mortgage Capital Inc.	109	—
	Jefferies Financial Group Inc.	11	—
	Lakeland Financial Corp.	1	—
*	Mr Cooper Group Inc.	10	—
*	NMI Holdings Inc. Class A	15	—
	OceanFirst Financial Corp.	1	—
*	Trupanion Inc.	1	—
	Veritex Holdings Inc.	11	—
	Western Alliance Bancorp	4	—
	Westwood Holdings Group Inc.	25	—
*	ACRES Commercial Realty Corp.	16	—
*	Bright Health Group Inc.	100	—
	AG Mortgage Investment Trust Inc.	12	—
			1,379,681
Health Care (13.8%)
	Johnson & Johnson	1,196,695	212,090
	Pfizer Inc.	3,164,695	163,836
	UnitedHealth Group Inc.	247,375	126,154
	Thermo Fisher Scientific Inc.	171,128	101,077
	AbbVie Inc.	490,088	79,448
	McKesson Corp.	231,401	70,839
	CVS Health Corp.	663,606	67,164
	Agilent Technologies Inc.	454,104	60,092
	Anthem Inc.	110,954	54,503
	HCA Healthcare Inc.	210,934	52,864
	Bristol-Myers Squibb Co.	716,378	52,317
	Amgen Inc.	200,165	48,404
	Merck & Co. Inc.	565,416	46,392
*	Vertex Pharmaceuticals Inc.	169,575	44,254
*	IQVIA Holdings Inc.	186,800	43,190
	Abbott Laboratories	361,363	42,771
	Gilead Sciences Inc.	705,895	41,965
*	Laboratory Corp. of America Holdings	139,267	36,719
	Cigna Corp.	151,324	36,259
*	Waters Corp.	111,810	34,705
	Medtronic plc	307,942	34,166
*	Regeneron Pharmaceuticals Inc.	45,997	32,125
	AmerisourceBergen Corp. Class A	159,669	24,702
*	DaVita Inc.	195,530	22,116
	Becton Dickinson and Co.	76,849	20,442
	Danaher Corp.	62,845	18,434
*	Align Technology Inc.	38,966	16,989
*	Biogen Inc.	75,328	15,864
*	Mettler-Toledo International Inc.	10,054	13,806
	Baxter International Inc.	170,040	13,185
*	Centene Corp.	152,860	12,869
*	IDEXX Laboratories Inc.	20,874	11,419
	Eli Lilly & Co.	39,543	11,324
*	Hologic Inc.	137,910	10,594
	Zimmer Biomet Holdings Inc.	66,900	8,557

Growth and Income Fund
		Shares	Market Value• ($000)
	Organon & Co.	242,101	8,457
	West Pharmaceutical Services Inc.	19,265	7,912
	Zoetis Inc.	41,559	7,838
*	Incyte Corp.	97,900	7,775
*	Moderna Inc.	41,852	7,209
	Quest Diagnostics Inc.	50,414	6,900
*	ACADIA Pharmaceuticals Inc.	251,700	6,096
*	Henry Schein Inc.	58,300	5,083
*	Illumina Inc.	13,800	4,822
	Cardinal Health Inc.	69,695	3,952
	DENTSPLY SIRONA Inc.	73,900	3,637
	AstraZeneca plc ADR	54,200	3,596
	Humana Inc.	7,678	3,341
*	Allscripts Healthcare Solutions Inc.	134,500	3,029
	Bruker Corp.	40,000	2,572
	Owens & Minor Inc.	56,800	2,500
*	Sage Therapeutics Inc.	68,000	2,251
	Cerner Corp.	16,016	1,498
*	QIAGEN NV	28,000	1,372
*	Masimo Corp.	8,500	1,237
	Viatris Inc.	113,100	1,231
*	Myriad Genetics Inc.	46,100	1,162
	Bio-Techne Corp.	2,500	1,083
	Alcon Inc.	13,357	1,060
*	DexCom Inc.	1,800	921
*	Exelixis Inc.	40,240	912
*	Charles River Laboratories International Inc.	2,661	756
*	Emergent BioSolutions Inc.	18,000	739
*	Avantor Inc.	20,495	693
	Patterson Cos. Inc.	20,000	647
*	BioMarin Pharmaceutical Inc.	8,300	640
*	Lexicon Pharmaceuticals Inc.	237,800	497
*	Corcept Therapeutics Inc.	19,543	440
*	Neogen Corp.	13,900	429
*	OPKO Health Inc.	123,982	427
*	Innoviva Inc.	22,000	426
*	Molina Healthcare Inc.	1,200	400
*	Maravai LifeSciences Holdings Inc. Class A	10,800	381
*	Amicus Therapeutics Inc.	37,600	356
*	Boston Scientific Corp.	7,369	326
*	Cytek Biosciences Inc.	29,548	319
*	Natera Inc.	7,500	305
*	Amedisys Inc.	1,600	276
	ResMed Inc.	1,100	267
*	Catalent Inc.	2,387	265
*	Neurocrine Biosciences Inc.	2,600	244
*	Eagle Pharmaceuticals Inc.	4,652	230
*	Alkermes plc	8,600	226
*	Ovid therapeutics Inc.	70,021	220
*	Spectrum Pharmaceuticals Inc.	165,134	213
*	Intuitive Surgical Inc.	700	211
*	Taro Pharmaceutical Industries Ltd.	4,733	205
*	United Therapeutics Corp.	1,100	197
*	Zimvie Inc.	7,800	178
*	Accuray Inc.	51,700	171
*	Semler Scientific Inc.	3,200	159
		Shares	Market Value• ($000)
*	La Jolla Pharmaceutical Co.	33,931	145
*	ABIOMED Inc.	400	133
*	WaVe Life Sciences Ltd.	59,700	119
*	Tonix Pharmaceuticals Holding Corp.	481,600	111
*	Tivity Health Inc.	3,200	103
*	Community Health Systems Inc.	8,000	95
*	AtriCure Inc.	1,400	92
*	Vaxart Inc.	18,200	92
*	Vanda Pharmaceuticals Inc.	7,800	88
*	Fluidigm Corp.	22,900	82
	Select Medical Holdings Corp.	2,900	70
*	Avanos Medical Inc.	2,000	67
*	Radius Health Inc.	6,300	56
*	Sotera Health Co.	2,581	56
*	Opiant Pharmaceuticals Inc.	2,411	52
*	Dynavax Technologies Corp.	4,600	50
*	Lannett Co. Inc.	62,000	49
*	Evolus Inc.	4,300	48
*	Collegium Pharmaceutical Inc.	2,300	47
*	Covetrus Inc.	2,800	47
*	Omeros Corp.	7,700	46
*	Theravance Biopharma Inc.	4,700	45
*	Infinity Pharmaceuticals Inc.	38,361	44
*	NuVasive Inc.	667	38
*	ANI Pharmaceuticals Inc.	1,328	37
*	Puma Biotechnology Inc.	11,961	34
*	Cardiovascular Systems Inc.	1,400	32
*	Sangamo Therapeutics Inc.	5,300	31
*	AcelRx Pharmaceuticals Inc.	96,477	28
*	Catalyst Pharmaceuticals Inc.	3,400	28
*	NextGen Healthcare Inc.	1,300	27
*	Aeglea BioTherapeutics Inc.	9,888	23
*	Orgenesis Inc.	6,075	21
*	Travere Thrapeutics Inc.	825	21
*	AnaptysBio Inc.	800	20
*	CEL–SCI Corp.	4,996	20
*	Inovio Pharmaceuticals Inc.	5,600	20
*	Atara Biotherapeutics Inc.	2,003	19
*	MiMedx Group Inc.	4,100	19
*	Cerus Corp.	3,300	18
*	Tricida Inc.	2,200	18
*	Vir Biotechnology Inc.	700	18
*	Endo International plc	7,300	17
*,2	Innovage Holding Corp.	2,600	17
*	Bio-Rad Laboratories Inc. Class A	28	16
*	Agile Therapeutics Inc.	73,421	15
*	Reneo Pharmaceuticals Inc.	4,537	13
*	Antares Pharma Inc.	2,836	12
*	Aveanna Healthcare Holdings Inc.	3,500	12

Growth and Income Fund
		Shares	Market Value• ($000)
*	Invacare Corp.	7,600	11
*	Provention Bio Inc.	1,500	11
*	ICON plc	47	11
*	ImmunoGen Inc.	2,100	10
*	Societal CDMO Inc.	5,213	9
*	Rubius Therapeutics Inc.	1,539	8
*	Essa Pharma Inc.	1,302	8
*,2	Sundial Growers Inc.	10,800	8
*	Repligen Corp.	39	7
*	Ultragenyx Pharmaceutical Inc.	90	7
*	Novavax Inc.	84	6
*	Sharecare Inc.	2,600	6
*	Corbus Pharmaceuticals Holdings Inc.	9,744	5
*	CorVel Corp.	30	5
*	Edwards Lifesciences Corp.	40	5
*	SIGA Technologies Inc.	700	5
*	Retractable Technologies Inc.	1,000	5
*	Avalo Therapeutics Inc.	6,273	5
*	Surmodics Inc.	98	4
*	Envista Holdings Corp.	81	4
*	Arcus Biosciences Inc.	99	3
*	Cara Therapeutics Inc.	206	3
*	Coherus Biosciences Inc.	200	3
*	Exact Sciences Corp.	45	3
*	GlycoMimetics Inc.	2,200	3
*	IVERIC bio Inc.	150	3
*	Penumbra Inc.	13	3
*	Syndax Pharmaceuticals Inc.	179	3
*	Tandem Diabetes Care Inc.	26	3
*	iCAD Inc.	587	3
*	Aclaris Therapeutics Inc.	100	2
*	BioCryst Pharmaceuticals Inc.	100	2
*	Brookdale Senior Living Inc.	311	2
*	Cutera Inc.	32	2
*	FONAR Corp.	100	2
*	Homology Medicines Inc.	600	2
*	Integer Holdings Corp.	24	2
*	Nektar Therapeutics Class A	300	2
*	Oncocyte Corp.	1,200	2
*	Palatin Technologies Inc.	3,558	2
*	RadNet Inc.	100	2
*,2	Sorrento Therapeutics Inc.	866	2
*	Voyager Therapeutics Inc.	200	2
*	InfuSystem Holdings Inc.	176	2
*	Organogenesis Holdings Inc. Class A	200	2
*	Gamida Cell Ltd.	428	2
*	Altimmune Inc.	254	2
*	Viemed Healthcare Inc.	306	2
*	Humanigen Inc.	542	2
*	Ortho Clinical Diagnostics Holdings plc Class H	100	2
*	Canopy Growth Corp.	200	2
*	EyePoint Pharmaceuticals Inc.	200	2
*	LifeStance Health Group Inc.	167	2
*	Definitive Healthcare Corp. Class A	95	2
		Shares	Market Value• ($000)
*	Xeris Biopharma Holdings Inc.	662	2
*	Agenus Inc.	200	1
*	Allakos Inc.	100	1
*	Amneal Pharmaceuticals Inc.	200	1
*	Ardelyx Inc.	1,000	1
*	Bridgebio Pharma Inc.	100	1
*	CTI BioPharma Corp.	200	1
*	Calithera Biosciences Inc.	3,210	1
*	Change Healthcare Inc.	57	1
*	Concert Pharmaceuticals Inc.	300	1
*	Cymabay Therapeutics Inc.	376	1
*	CytomX Therapeutics Inc.	200	1
*	Eiger BioPharmaceuticals Inc.	100	1
*	Enzo Biochem Inc.	500	1
*	Evofem Biosciences Inc.	3,860	1
*	Gritstone bio Inc.	254	1
*	Heron Therapeutics Inc.	200	1
*	Ironwood Pharmaceuticals Inc. Class A	117	1
*	Jounce Therapeutics Inc.	100	1
*	Karyopharm Therapeutics Inc.	100	1
*	Kura Oncology Inc.	33	1
	LeMaitre Vascular Inc.	27	1
*	Lineage Cell Therapeutics Inc.	900	1
*	MediciNova Inc.	200	1
*	Meridian Bioscience Inc.	50	1
*	Minerva Neurosciences Inc.	1,100	1
*	Natus Medical Inc.	30	1
*	Optinose Inc.	600	1
*	OraSure Technologies Inc.	100	1
*	Pacific Biosciences of California Inc.	70	1
	Phibro Animal Health Corp. Class A	38	1
*	Rigel Pharmaceuticals Inc.	372	1
*	Selecta Biosciences Inc.	400	1
*	TG Therapeutics Inc.	100	1
*	Harpoon Therapeutics Inc.	200	1
*	NextCure Inc.	200	1
*	SmileDirectClub Inc.	239	1
*	Pieris Pharmaceuticals Inc.	300	1
*	CRISPR Therapeutics AG	16	1
*	PDS Biotechnology Corp.	165	1
*	Liquidia Corp.	166	1
*	Immunovant Inc.	180	1
*	Marinus Pharmaceuticals Inc.	125	1
*	Chinook Therapeutics Inc.	67	1
*	Cronos Group Inc.	200	1
*	Compugen Ltd.	193	1
*	Aytu BioPharma Inc.	1,279	1
*	Heat Biologics Inc.	252	1
*	Akoya Biosciences Inc.	47	1
*	Rain Therapeutics Inc.	135	1
*	Assertio Holdings Inc.	395	1
*	Convey Health Solutions Holdings Inc.	200	1
*	ATAI Life Sciences NV	148	1

Growth and Income Fund
		Shares	Market Value• ($000)
*	Abeona Therapeutics Inc.	700	—
*	Accelerate Diagnostics Inc.	300	—
*	Adverum Biotechnologies Inc.	100	—
*	Akebia Therapeutics Inc.	498	—
*	Assembly Biosciences Inc.	80	—
*	Athenex Inc.	173	—
*	Calyxt Inc.	41	—
*	Chimerix Inc.	100	—
*	Clovis Oncology Inc.	100	—
*	Computer Programs and Systems Inc.	5	—
*	Durect Corp.	100	—
*	ElectroCore Inc.	386	—
*	Fortress Biotech Inc.	100	—
*	Galectin Therapeutics Inc.	100	—
*	Insmed Inc.	6	—
*	MannKind Corp.	100	—
*	Mersana Therapeutics Inc.	100	—
*	Paratek Pharmaceuticals Inc.	100	—
*	PolarityTE Inc.	283	—
*	Rockwell Medical Inc.	436	—
*	Senseonics Holdings Inc.	200	—
*	Seres Therapeutics Inc.	22	—
*	Sesen Bio Inc.	300	—
*	Sientra Inc.	206	—
*	Syros Pharmaceuticals Inc.	100	—
*	Tactile Systems Technology Inc.	14	—
*	vTv Therapeutics Inc. Class A	406	—
*	Pulse Biosciences Inc.	100	—
*	Tyme Technologies Inc.	600	—
*	Aquestive Therapeutics Inc.	181	—
*	Arbutus Biopharma Corp.	100	—
*	Affimed NV	100	—
*	Bellicum Pharmaceuticals Inc.	175	—
*	AlerisLife Inc.	6	—
*	Precigen Inc.	200	—
*	VBI Vaccines Inc.	100	—
*	Neoleukin Therapeutics Inc.	15	—
*	Surgalign Holdings Inc.	195	—
*	Quotient Ltd.	200	—
*	Genocea Biosciences Inc.	300	—
*	IMARA Inc.	160	—
*	Aptinyx Inc. Class A	200	—
*	ProQR Therapeutics NV	205	—
*	VYNE Therapeutics Inc.	84	—
*	Acumen Pharmaceuticals Inc.	100	—
			1,792,507
Industrials (7.0%)
	United Parcel Service Inc. Class B	427,223	91,622
	Union Pacific Corp.	242,171	66,164
	Lockheed Martin Corp.	124,878	55,121
	Otis Worldwide Corp.	524,711	40,377
	Norfolk Southern Corp.	136,548	38,946
	Northrop Grumman Corp.	84,643	37,854
	Emerson Electric Co.	359,632	35,262
		Shares	Market Value• ($000)
	Dover Corp.	210,500	33,027
	Republic Services Inc. Class A	236,777	31,373
	FedEx Corp.	130,840	30,275
	Honeywell International Inc.	149,228	29,037
	3M Co.	191,619	28,528
*	United Rentals Inc.	75,961	26,982
	Robert Half International Inc.	229,669	26,224
	WW Grainger Inc.	48,610	25,073
	Caterpillar Inc.	109,205	24,333
	Illinois Tool Works Inc.	115,805	24,250
	Old Dominion Freight Line Inc.	73,078	21,827
	Trane Technologies plc	138,808	21,196
	Deere & Co.	49,847	20,709
	A O Smith Corp.	286,334	18,294
	Cummins Inc.	67,378	13,820
	Fortive Corp.	220,300	13,423
	Carrier Global Corp.	252,100	11,564
	General Dynamics Corp.	46,800	11,287
	JB Hunt Transport Services Inc.	54,620	10,967
	Raytheon Technologies Corp.	109,200	10,818
	Allegion plc	98,053	10,764
	Johnson Controls International plc	152,321	9,988
	Snap-on Inc.	39,500	8,116
	Equifax Inc.	34,100	8,085
	Expeditors International of Washington Inc.	62,641	6,462
	Masco Corp.	103,704	5,289
	Eaton Corp. plc	30,779	4,671
	Nielsen Holdings plc	148,610	4,048
	Textron Inc.	54,200	4,031
	AMETEK Inc.	29,671	3,952
*	Avis Budget Group Inc.	12,500	3,291
	Fastenal Co.	52,624	3,126
*	AerCap Holdings NV	53,100	2,670
	TransUnion	24,600	2,542
	CH Robinson Worldwide Inc.	23,400	2,520
	Xylem Inc.	24,300	2,072
	Allison Transmission Holdings Inc.	50,100	1,967
	Fortune Brands Home & Security Inc.	25,179	1,870
	Huntington Ingalls Industries Inc.	8,900	1,775
	Vertiv Holdings Co. Class A	124,800	1,747
*	Aerojet Rocketdyne Holdings Inc.	40,100	1,578
	General Electric Co.	16,900	1,546
	Rollins Inc.	36,761	1,288
	Air Lease Corp. Class A	22,700	1,014
*	Fluor Corp.	34,800	998
*	Upwork Inc.	37,700	876
*	Resideo Technologies Inc.	34,300	817
	Acuity Brands Inc.	4,000	757
	nVent Electric plc	21,200	737
	PACCAR Inc.	8,070	711
*	Mercury Systems Inc.	9,694	625
*	Hayward Holdings Inc.	37,400	622
	Waste Connections Inc. (XTSE)	4,100	573

Growth and Income Fund
		Shares	Market Value• ($000)
	Werner Enterprises Inc.	13,600	558
*	Great Lakes Dredge & Dock Corp.	32,900	462
	Parker-Hannifin Corp.	1,534	435
	Moog Inc. Class A	4,812	422
	ManpowerGroup Inc.	4,400	413
	CSX Corp.	10,300	386
	ManTech International Corp. Class A	4,300	371
	MSA Safety Inc.	2,788	370
*	KAR Auction Services Inc.	20,200	365
*	Generac Holdings Inc.	1,200	357
	REV Group Inc.	25,663	344
	Pitney Bowes Inc.	64,800	337
*	Atlas Air Worldwide Holdings Inc.	3,770	326
	L3Harris Technologies Inc.	1,300	323
	Howmet Aerospace Inc.	8,100	291
	Maxar Technologies Inc.	5,800	229
*	SkyWest Inc.	7,900	228
	Pentair plc	4,100	222
*	TriNet Group Inc.	2,200	216
*	CACI International Inc. Class A	680	205
*	First Advantage Corp.	10,051	203
	Herc Holdings Inc.	1,200	201
	Atlas Corp.	13,600	200
	Lindsay Corp.	1,200	188
*	CoStar Group Inc.	2,500	167
	GrafTech International Ltd.	16,900	163
*	Proterra Inc.	19,900	150
	Knight-Swift Transportation Holdings Inc.	2,900	146
*	Beacon Roofing Supply Inc.	2,400	142
	IDEX Corp.	700	134
*	Quad/Graphics Inc.	17,871	124
	Shyft Group Inc.	3,300	119
*	Middleby Corp.	700	115
	ABM Industries Inc.	2,400	110
*	AAR Corp.	2,100	102
*	IAA Inc.	2,500	96
*	Kratos Defense & Security Solutions Inc.	4,400	90
*	Gibraltar Industries Inc.	2,000	86
*	Manitowoc Co. Inc.	5,600	84
	Kelly Services Inc. Class A	3,629	79
	Owens Corning	700	64
	AECOM	800	61
*	Tutor Perini Corp.	5,162	56
	Matthews International Corp. Class A	1,400	45
*	Yellow Corp.	6,100	43
*	American Superconductor Corp.	5,500	42
*	Mesa Air Group Inc.	9,391	41
*	Harsco Corp.	3,300	40
*	Archer Aviation Inc. Class A	8,300	40
*	Northwest Pipe Co.	1,547	39
	Altra Industrial Motion Corp.	972	38
*	BrightView Holdings Inc.	2,748	37
*	TrueBlue Inc.	1,192	34
	Heartland Express Inc.	2,334	33
	Costamare Inc.	1,700	29
	Lennox International Inc.	95	24
		Shares	Market Value• ($000)
	Flowserve Corp.	600	22
*	Astronics Corp.	1,500	19
	Quanex Building Products Corp.	901	19
	Terex Corp.	500	18
*	Mayville Engineering Co. Inc.	1,901	18
*	Babcock & Wilcox Enterprises Inc.	1,900	15
	Rush Enterprises Inc. Class A	258	13
	HNI Corp.	300	11
*	American Airlines Group Inc.	500	9
	Golden Ocean Group Ltd.	700	9
	Ryder System Inc.	100	8
	Schneider National Inc. Class B	297	8
*	Triumph Group Inc.	300	8
*	Ultralife Corp.	1,419	8
	ZIM Integrated Shipping Services Ltd.	97	7
	Graco Inc.	92	6
*	Plug Power Inc.	200	6
	Arcosa Inc.	89	5
	Oshkosh Corp.	47	5
*	TransDigm Group Inc.	7	5
	Barnes Group Inc.	98	4
*	CBIZ Inc.	91	4
	Healthcare Services Group Inc.	198	4
*	Southwest Airlines Co.	86	4
	Tetra Tech Inc.	23	4
*	Alaska Air Group Inc.	54	3
*	Evoqua Water Technologies Corp.	63	3
*	L B Foster Co. Class A	194	3
	Marten Transport Ltd.	150	3
*	WESCO International Inc.	23	3
	GFL Environmental Inc. (XTSE)	90	3
	AZZ Inc.	41	2
	Brady Corp. Class A	38	2
*	Cornerstone Building Brands Inc.	98	2
*	Forrester Research Inc.	40	2
	Greenbrier Cos. Inc.	39	2
	Hexcel Corp.	27	2
	LSI Industries Inc.	400	2
	MDU Resources Group Inc.	57	2
*	MRC Global Inc.	147	2
*	Matrix Service Co.	192	2
	MillerKnoll Inc.	60	2
*	NOW Inc.	146	2
*	Radiant Logistics Inc.	282	2
	Resources Connection Inc.	112	2
	Steelcase Inc. Class A	142	2
*	Team Inc.	700	2
*	Titan Machinery Inc.	66	2
	Universal Logistics Holdings Inc.	86	2
*	Gates Industrial Corp. plc	153	2
	Luxfer Holdings plc	94	2
	Genco Shipping & Trading Ltd.	98	2
	ACCO Brands Corp.	204	2

Growth and Income Fund
		Shares	Market Value• ($000)
	ARC Document Solutions Inc.	457	2
*	Sun Country Airlines Holdings Inc.	83	2
*	Acacia Research Corp.	200	1
*	CECO Environmental Corp.	225	1
*	CoreCivic Inc.	99	1
*	GEO Group Inc.	200	1
*	Hawaiian Holdings Inc.	76	1
	Interface Inc. Class A	100	1
*	JetBlue Airways Corp.	100	1
	Kimball International Inc. Class B	132	1
*	Masonite International Corp.	6	1
*	Mistras Group Inc.	100	1
*	Orion Group Holdings Inc.	400	1
*	Titan International Inc.	100	1
	Wabash National Corp.	100	1
	Caesarstone Ltd.	62	1
*	FuelCell Energy Inc.	200	1
*	Corp. America Airports SA	200	1
	Pangaea Logistics Solutions Ltd.	200	1
*	Armstrong Flooring Inc.	25	—
	Covenant Logistics Group Inc. Class A	14	—
*	Energous Corp.	142	—
*	USA Truck Inc.	24	—
*	Ideanomics Inc.	100	—
*	Westport Fuel Systems Inc.	100	—
	Eneti Inc.	2	—
	Zurn Water Solutions Corp.	3	—
			910,028
Information Technology (27.4%)
	Apple Inc.	5,100,039	890,518
	Microsoft Corp.	2,727,359	840,872
	NVIDIA Corp.	595,309	162,436
	QUALCOMM Inc.	928,247	141,855
	Accenture plc Class A	330,708	111,525
	Texas Instruments Inc.	548,583	100,654
	Intel Corp.	1,380,365	68,411
	HP Inc.	1,696,467	61,582
	Cisco Systems Inc.	998,019	55,649
	Applied Materials Inc.	404,315	53,289
	Oracle Corp.	625,952	51,785
	Cognizant Technology Solutions Corp. Class A	576,118	51,660
*	Adobe Inc.	106,013	48,302
	Broadcom Inc.	76,197	47,980
	Visa Inc. Class A	215,528	47,798
*	PayPal Holdings Inc.	401,420	46,424
	Micron Technology Inc.	595,020	46,346
	Mastercard Inc. Class A	122,575	43,806
*	Cadence Design Systems Inc.	250,265	41,159
	KLA Corp.	103,020	37,711
*	Advanced Micro Devices Inc.	338,047	36,962
*	Synopsys Inc.	99,027	33,003
	Lam Research Corp.	61,237	32,922
*	Gartner Inc.	110,211	32,783
*	Fortinet Inc.	92,671	31,669
		Shares	Market Value• ($000)
	International Business Machines Corp.	236,214	30,713
*	ServiceNow Inc.	50,072	27,885
	CDW Corp.	141,530	25,318
*	Western Digital Corp.	498,290	24,740
*	VeriSign Inc.	110,900	24,671
	Skyworks Solutions Inc.	162,060	21,599
	NXP Semiconductors NV	116,290	21,523
	Analog Devices Inc.	117,212	19,361
	Fidelity National Information Services Inc.	174,300	17,503
*	Qorvo Inc.	129,371	16,055
*	Enphase Energy Inc.	68,040	13,729
*	EPAM Systems Inc.	45,702	13,556
	Motorola Solutions Inc.	53,535	12,966
	Vontier Corp.	465,800	11,827
*	Akamai Technologies Inc.	94,700	11,306
	Teradyne Inc.	93,900	11,102
*	FleetCor Technologies Inc.	42,840	10,670
	Microchip Technology Inc.	137,000	10,294
*	salesforce.com Inc.	47,333	10,050
*	Keysight Technologies Inc.	58,200	9,194
*	Autodesk Inc.	41,818	8,964
*	DocuSign Inc. Class A	80,000	8,570
	NetApp Inc.	83,400	6,922
	NortonLifeLock Inc.	239,725	6,357
	Intuit Inc.	11,200	5,385
*	Zebra Technologies Corp. Class A	11,800	4,882
	Monolithic Power Systems Inc.	9,380	4,556
	Global Payments Inc.	32,100	4,393
	Hewlett Packard Enterprise Co.	236,147	3,946
*	Rambus Inc.	113,113	3,607
*	Fair Isaac Corp.	7,000	3,265
*	Snowflake Inc. Class A	14,000	3,208
*	Atlassian Corp. plc Class A	10,100	2,968
	Citrix Systems Inc.	27,100	2,734
*	DXC Technology Co.	79,700	2,601
	Corning Inc.	62,800	2,318
	Western Union Co.	121,490	2,277
*	Cloudflare Inc. Class A	19,000	2,274
*	Paycom Software Inc.	6,500	2,251
*	Workiva Inc. Class A	18,300	2,159
*	SunPower Corp.	98,198	2,109
	InterDigital Inc.	31,500	2,010
*	Box Inc. Class A	60,800	1,767
	TE Connectivity Ltd.	12,100	1,585
*	Datadog Inc. Class A	10,300	1,560
*	Check Point Software Technologies Ltd.	9,800	1,355
*	Teradata Corp.	27,200	1,341
*	Trimble Inc.	14,300	1,032
	Marvell Technology Inc.	14,043	1,007
*	Tower Semiconductor Ltd.	20,300	982
	Jack Henry & Associates Inc.	4,500	887
	Concentrix Corp.	5,000	833
	Amdocs Ltd.	9,800	806
*	Sanmina Corp.	16,200	655
*	Dropbox Inc. Class A	27,500	639
*	First Solar Inc.	7,400	620
*	Trade Desk Inc. Class A	7,000	485
*	ACI Worldwide Inc.	14,912	470

Growth and Income Fund
		Shares	Market Value• ($000)
*	NetScout Systems Inc.	14,100	452
*	Mandiant Inc.	19,800	442
	Paychex Inc.	2,900	396
*	Conduent Inc.	75,768	391
	SolarWinds Corp.	27,800	370
*	Cognyte Software Ltd.	32,400	366
*	Synaptics Inc.	1,800	359
	Xerox Holdings Corp.	16,770	338
*	Momentive Global Inc.	19,900	324
*	Black Knight Inc.	5,200	302
*	Bottomline Technologies DE Inc.	5,300	300
*	Grid Dynamics Holdings Inc.	20,438	288
*	Unisys Corp.	13,100	283
*	DigitalOcean Holdings Inc.	4,700	272
*	ANSYS Inc.	800	254
*	StoneCo. Ltd. Class A	20,100	235
	SS&C Technologies Holdings Inc.	3,100	233
	MKS Instruments Inc.	1,500	225
*	Dynatrace Inc.	4,300	202
	Alliance Data Systems Corp.	3,441	193
*	TTM Technologies Inc.	8,900	132
*	TELUS International CDA Inc.	5,353	132
*	Avid Technology Inc.	3,600	125
*	Celestica Inc.	10,500	125
*	Crowdstrike Holdings Inc. Class A	500	114
	Ebix Inc.	2,900	96
*	Infinera Corp.	10,900	94
*	Payoneer Global Inc.	21,000	94
*	Squarespace Inc. Class A	3,500	90
	Bentley Systems Inc. Class B	2,000	88
	Avnet Inc.	2,036	83
*	Daktronics Inc.	21,080	81
*	Rimini Street Inc.	13,800	80
*	Veeco Instruments Inc.	2,900	79
	A10 Networks Inc.	5,366	75
*	Everbridge Inc.	1,600	70
*	Upland Software Inc.	3,900	69
*	Blackbaud Inc.	1,000	60
*	MACOM Technology Solutions Holdings Inc. Class H	1,000	60
*	Shopify Inc. Class A (XTSE)	87	59
*	Magnachip Semiconductor Corp.	3,500	59
	Hackett Group Inc.	2,290	53
*	WM Technology Inc.	5,800	45
*	Rackspace Technology Inc.	3,900	43
*	ChannelAdvisor Corp.	2,500	41
*	CommScope Holding Co. Inc.	4,200	33
*	Perficient Inc.	300	33
*	Flywire Corp.	1,000	31
*	Allegro MicroSystems Inc.	1,000	28
*	N-able Inc.	2,900	26
*	Blackline Inc.	338	25
*	Tenable Holdings Inc.	400	23
*	PagSeguro Digital Ltd. Class A	1,100	22
		Shares	Market Value• ($000)
*	Ribbon Communications Inc.	6,706	21
*	Knowles Corp.	900	19
*	PDF Solutions Inc.	600	17
	Universal Display Corp.	100	17
	National Instruments Corp.	400	16
*	Harmonic Inc.	1,500	14
*	Yext Inc.	1,900	13
	Sapiens International Corp. NV	472	12
*	SEMrush Holdings Inc. Class A	900	11
*	Photronics Inc.	600	10
	Vishay Intertechnology Inc.	502	10
	Broadridge Financial Solutions Inc.	51	8
	Ituran Location and Control Ltd.	326	7
*	Paysafe Ltd.	2,200	7
*	Euronet Worldwide Inc.	45	6
*	Silicon Laboratories Inc.	41	6
	Badger Meter Inc.	51	5
	Bel Fuse Inc. Class B	300	5
	Information Services Group Inc.	800	5
*	KVH Industries Inc.	508	5
*	PFSweb Inc.	400	5
	Amphenol Corp. Class A	51	4
*	Brightcove Inc.	511	4
*	New Relic Inc.	61	4
*	Paysign Inc.	2,300	4
*	Zendesk Inc.	32	4
*	SMART Global Holdings Inc.	146	4
*	SecureWorks Corp. Class A	317	4
*	Impinj Inc.	50	3
*	Iteris Inc.	951	3
*	LiveRamp Holdings Inc.	86	3
	NVE Corp.	49	3
*	Digital Turbine Inc.	40	2
*	Evo Payments Inc. Class A	81	2
*	eGain Corp.	174	2
*	Lumentum Holdings Inc.	17	2
*	Mitek Systems Inc.	137	2
*	Model N Inc.	94	2
	Switch Inc. Class A	74	2
	TD SYNNEX Corp.	19	2
*	3D Systems Corp.	100	2
*	Turtle Beach Corp.	101	2
*	Verra Mobility Corp. Class A	100	2
*	Viavi Solutions Inc.	100	2
*	Flex Ltd.	100	2
*	Cerence Inc.	56	2
*	Palantir Technologies Inc. Class A	117	2
*	Net 1 UEPS Technologies Inc.	372	2
*	Hollysys Automation Technologies Ltd.	100	2
*	Applied Optoelectronics Inc.	200	1
*	Arlo Technologies Inc.	100	1
*	Axcelis Technologies Inc.	10	1

Growth and Income Fund
		Shares	Market Value• ($000)
	Benchmark Electronics Inc.	55	1
*	Benefitfocus Inc.	100	1
*	CalAmp Corp.	103	1
*	Ceridian HCM Holding Inc.	8	1
*	Diebold Nixdorf Inc.	200	1
*	ePlus Inc.	14	1
*	Extreme Networks Inc.	100	1
*	Inseego Corp.	200	1
*	Kopin Corp.	281	1
*	MicroVision Inc.	300	1
*	MoneyGram International Inc.	110	1
*	NeoPhotonics Corp.	100	1
*	Rekor Systems Inc.	200	1
*	Smartsheet Inc. Class A	14	1
*	ViaSat Inc.	26	1
*	Park City Group Inc.	134	1
*	Tufin Software Technologies Ltd.	105	1
*	Phunware Inc.	400	1
*	Intrusion Inc.	437	1
*	Kyndryl Holdings Inc.	100	1
*	Asure Software Inc.	75	—
*	Calix Inc.	9	—
*	Casa Systems Inc.	100	—
*	Eastman Kodak Co.	29	—
*	8x8 Inc.	5	—
*	Immersion Corp.	2	—
*	VirnetX Holding Corp.	100	—
*	Vishay Precision Group Inc.	2	—
*	Maxeon Solar Technologies Ltd.	12	—
*	Sierra Wireless Inc.	15	—
*	Exela Technologies Inc.	1,020	—
*	Alkami Technology Inc.	3	—
			3,573,752
Materials (1.9%)
	Dow Inc.	671,431	42,784
	Nucor Corp.	204,385	30,382
	Mosaic Co.	329,107	21,886
	Packaging Corp. of America	116,696	18,217
	Sealed Air Corp.	260,940	17,473
	Freeport-McMoRan Inc.	298,623	14,854
	CF Industries Holdings Inc.	125,795	12,964
	Linde plc	37,633	12,021
	LyondellBasell Industries NV Class A	113,163	11,635
	Corteva Inc.	137,800	7,921
	Alcoa Corp.	81,300	7,319
	International Paper Co.	143,800	6,636
	Avery Dennison Corp.	37,452	6,516
	DuPont de Nemours Inc.	81,900	6,026
	Barrick Gold Corp. (XTSE)	206,100	5,056
*	Cleveland-Cliffs Inc.	152,200	4,902
	Eastman Chemical Co.	41,010	4,596
	Nutrien Ltd.	35,100	3,650
	Steel Dynamics Inc.	23,400	1,952
	Westrock Co.	38,377	1,805
	Commercial Metals Co.	43,300	1,802
*	Allegheny Technologies Inc.	66,900	1,796
	Celanese Corp. Class A	10,722	1,532
		Shares	Market Value• ($000)
	Ecolab Inc.	8,600	1,518
	Warrior Met Coal Inc.	30,700	1,139
	Teck Resources Ltd. Class B	25,000	1,010
*	Alpha Metallurgical Resources Inc.	6,000	792
	Amcor plc	65,825	746
	PPG Industries Inc.	4,500	590
	Sherwin-Williams Co.	2,300	574
	Resolute Forest Products Inc.	30,100	389
*	Arconic Corp.	13,900	356
	Alamos Gold Inc. Class A	32,500	274
*	O-I Glass Inc.	17,100	225
	Materion Corp.	2,353	202
	Wheaton Precious Metals Corp.	3,600	171
	Worthington Industries Inc.	2,800	144
	Tronox Holdings plc Class A	6,800	135
	Huntsman Corp.	3,500	131
*	MP Materials Corp.	1,719	99
*	Ingevity Corp.	1,516	97
*	Diversey Holdings Ltd.	7,500	57
	Ramaco Resources Inc.	3,310	52
	Louisiana-Pacific Corp.	800	50
	SunCoke Energy Inc.	5,200	46
	Newmont Corp.	500	40
	American Vanguard Corp.	1,900	39
*	Sylvamo Corp.	1,000	33
*	Constellium SE Class A	1,174	21
*	Advanced Emissions Solutions Inc.	1,291	8
	Haynes International Inc.	95	4
	FutureFuel Corp.	300	3
	Innospec Inc.	35	3
	Avient Corp.	69	3
	Myers Industries Inc.	71	2
	Ryerson Holding Corp.	49	2
*	Equinox Gold Corp.	200	2
*	Ferroglobe plc	275	2
	Chemours Co.	44	1
*	Flotek Industries Inc.	653	1
	Hecla Mining Co.	200	1
	Minerals Technologies Inc.	18	1
	Tredegar Corp.	100	1
	Osisko Gold Royalties Ltd. (XTSE)	100	1
	Yamana Gold Inc.	100	1
*	Novagold Resources Inc.	100	1
	Orion Engineered Carbons SA	80	1
	First Majestic Silver Corp.	100	1
*	Gold Standard Ventures Corp.	1,776	1
	Mercer International Inc.	100	1
	Nexa Resources SA	116	1
	ICL Group Ltd.	118	1
	Ecovyst Inc.	105	1
*	IAMGOLD Corp.	100	—
			252,699
Other (0.2%)
	SPDR S&P 500 ETF Trust	66,700	30,125
*,1	Aduro Biotech Inc. CVR	67	—

Growth and Income Fund
		Shares	Market Value• ($000)
*,1	Achillion Pharma CVR Alexion Pharmaceuticals Inc.	400	—
*,1	Ferroglobe Unit	48,731	—
*,1	Contra Strongbridge CVR	335	—
			30,125
Real Estate (2.5%)
	Extra Space Storage Inc.	236,696	48,665
	Public Storage	105,039	40,995
	Regency Centers Corp.	511,447	36,487
	Simon Property Group Inc.	254,904	33,535
*	CBRE Group Inc. Class A	274,112	25,087
	Ventas Inc.	366,676	22,646
	Iron Mountain Inc.	390,866	21,658
	American Tower Corp.	74,200	18,640
	Crown Castle International Corp.	88,700	16,374
	Equity Residential	178,238	16,027
	Weyerhaeuser Co.	277,462	10,516
	Federal Realty Investment Trust	65,462	7,991
	AvalonBay Communities Inc.	31,800	7,898
	Apartment Income REIT Corp.	91,800	4,908
	Welltower Inc.	37,600	3,615
	SBA Communications Corp. Class A	7,100	2,443
	Mid-America Apartment Communities Inc.	6,658	1,394
	Host Hotels & Resorts Inc.	63,502	1,234
	Alexandria Real Estate Equities Inc.	5,900	1,187
	Essex Property Trust Inc.	2,600	898
	Newmark Group Inc. Class A	48,552	773
	Duke Realty Corp.	11,798	685
	Healthpeak Properties Inc.	18,200	625
	Innovative Industrial Properties Inc.	2,500	513
*	Realogy Holdings Corp.	29,000	455
	LXP Industrial Trust	24,116	379
	Invitation Homes Inc.	8,500	342
	American Homes 4 Rent Class A	4,641	186
	UDR Inc.	2,900	166
	iStar Inc.	4,600	108
	Service Properties Trust	11,800	104
*	Hersha Hospitality Trust Class A	10,136	92
	Essential Properties Realty Trust Inc.	3,600	91
	Broadstone Net Lease Inc.	3,410	74
	CIM Commercial Trust Corp.	5,384	42
	Diversified Healthcare Trust	12,900	41
	MGM Growth Properties LLC Class A	687	27
	Douglas Elliman Inc.	1,401	10
	Independence Realty Trust Inc.	300	8
	Uniti Group Inc.	600	8
*	Power REIT	200	8
		Shares	Market Value• ($000)
	First Industrial Realty Trust Inc.	69	4
	Medical Properties Trust Inc.	200	4
	Prologis Inc.	27	4
	JBG SMITH Properties	96	3
	National Storage Affiliates Trust	49	3
	Sabra Health Care REIT Inc.	189	3
	Tanger Factory Outlet Centers Inc.	200	3
	Urban Edge Properties	171	3
	Alpine Income Property Trust Inc.	155	3
	Orion Office REIT Inc.	190	3
	Acadia Realty Trust	98	2
	City Office REIT Inc.	95	2
	Getty Realty Corp.	56	2
	Gladstone Commercial Corp.	70	2
	Macerich Co.	100	2
	Physicians Realty Trust	100	2
	SITE Centers Corp.	100	2
*	Summit Hotel Properties Inc.	158	2
	Urstadt Biddle Properties Inc. Class A	99	2
	Vornado Realty Trust	36	2
*	Cushman & Wakefield plc	75	2
	SL Green Realty Corp.	30	2
	Brandywine Realty Trust	100	1
	CorEnergy Infrastructure Trust Inc.	274	1
*	DiamondRock Hospitality Co.	60	1
	Empire State Realty Trust Inc. Class A	100	1
	Farmland Partners Inc.	100	1
	Kite Realty Group Trust	62	1
	Plymouth Industrial REIT Inc.	46	1
	RLJ Lodging Trust	100	1
	RMR Group Inc. Class A	40	1
*	Sunstone Hotel Investors Inc.	100	1
*	Altisource Portfolio Solutions SA	100	1
*	Digitalbridge Group Inc.	100	1
*	Ashford Hospitality Trust Inc.	100	1
	Hudson Pacific Properties Inc.	6	—
	Kennedy-Wilson Holdings Inc.	17	—
	Outfront Media Inc.	2	—
	Retail Value Inc.	70	—
*	Apartment Investment and Management Co. Class A	18	—
			327,005
Utilities (1.7%)
	American Electric Power Co. Inc.	278,862	27,822
	Dominion Energy Inc.	318,300	27,046
	AES Corp.	959,073	24,677
	NiSource Inc.	760,789	24,193
	Evergy Inc.	346,950	23,711

Growth and Income Fund
		Shares	Market Value• ($000)
	Duke Energy Corp.	160,698	17,943
	PPL Corp.	543,903	15,534
	FirstEnergy Corp.	330,030	15,135
	NRG Energy Inc.	315,260	12,093
	Constellation Energy Corp.	204,123	11,482
	Exelon Corp.	159,646	7,604
	Pinnacle West Capital Corp.	32,803	2,562
	Eversource Energy	14,250	1,257
	Consolidated Edison Inc.	12,600	1,193
	DTE Energy Co.	8,700	1,150
	CenterPoint Energy Inc.	33,300	1,020
	WEC Energy Group Inc.	7,200	719
	CMS Energy Corp.	3,400	238
	Avangrid Inc.	1,000	47
	Ameren Corp.	100	9
	Southern Co.	97	7
	Edison International	9	1
	Via Renewables Inc. Class A	162	1
			215,444
Total Common Stocks (Cost $8,185,554)			12,668,826
Temporary Cash Investments (2.6%)
Money Market Fund (2.6%)
[3,4]	Vanguard Market Liquidity Fund, 0.312% (Cost $338,153)	3,382,806	338,247
Total Investments (99.9%) (Cost $8,523,707)			13,007,073
Other Assets and Liabilities—Net (0.1%)			12,131
Net Assets (100%)			13,019,204
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $465,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $510,000 was received for securities on loan, of which $509,000 is held in Vanguard Market Liquidity Fund and $1,000 is held in cash.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Growth and Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2022	1,486	336,635	23,361

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Assets and Liabilities
As of March 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $8,185,554)	12,668,826
Affiliated Issuers (Cost $338,153)	338,247
Total Investments in Securities	13,007,073
Investment in Vanguard	428
Cash	1
Cash Collateral Pledged—Futures Contracts	17,834
Receivables for Investment Securities Sold	35,418
Receivables for Accrued Income	8,000
Receivables for Capital Shares Issued	3,459
Total Assets	13,072,213
Liabilities
Due to Custodian	14
Payables for Investment Securities Purchased	36,305
Collateral for Securities on Loan	510
Payables to Investment Advisor	2,476
Payables for Capital Shares Redeemed	7,919
Payables to Vanguard	937
Variation Margin Payable—Futures Contracts	4,848
Total Liabilities	53,009
Net Assets	13,019,204
1 Includes $465 of securities on loan.
At March 31, 2022, net assets consisted of:

Paid-in Capital	7,917,465
Total Distributable Earnings (Loss)	5,101,739
Net Assets	13,019,204

Investor Shares—Net Assets
Applicable to 53,725,361 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,298,387
Net Asset Value Per Share—Investor Shares	$61.39

Admiral Shares—Net Assets
Applicable to 96,998,164 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,720,817
Net Asset Value Per Share—Admiral Shares	$100.22

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Operations

Six Months Ended March 31, 2022
($000)
Investment Income
Income
Dividends[1]	91,294
Interest[2]	195
Securities Lending—Net	25
Total Income	91,514
Expenses
Investment Advisory Fees—Note B
Basic Fee	6,081
Performance Adjustment	(1,110)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	3,645
Management and Administrative—Admiral Shares	6,441
Marketing and Distribution—Investor Shares	154
Marketing and Distribution—Admiral Shares	210
Custodian Fees	72
Shareholders’ Reports—Investor Shares	14
Shareholders’ Reports—Admiral Shares	52
Trustees’ Fees and Expenses	3
Other Expenses	10
Total Expenses	15,572
Net Investment Income	75,942
Realized Net Gain (Loss)
Investment Securities Sold[2]	754,992
Futures Contracts	(13,863)
Realized Net Gain (Loss)	741,129
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	58,439
Futures Contracts	32,973
Change in Unrealized Appreciation (Depreciation)	91,412
Net Increase (Decrease) in Net Assets Resulting from Operations	908,483
1	Dividends are net of foreign withholding taxes of $42,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $188,000, ($31,000), $6,000, and ($13,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2022	Year Ended September 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,942	166,194
Realized Net Gain (Loss)	741,129	1,933,766
Change in Unrealized Appreciation (Depreciation)	91,412	1,198,937
Net Increase (Decrease) in Net Assets Resulting from Operations	908,483	3,298,897
Distributions
Investor Shares	(445,324)	(191,602)
Admiral Shares	(1,393,882)	(572,128)
Total Distributions	(1,839,206)	(763,730)
Capital Share Transactions
Investor Shares	314,828	(225,705)
Admiral Shares	609,180	(1,148,490)
Net Increase (Decrease) from Capital Share Transactions	924,008	(1,374,195)
Total Increase (Decrease)	(6,715)	1,160,972
Net Assets
Beginning of Period	13,025,919	11,864,947
End of Period	13,019,204	13,025,919

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$66.16	$54.15	$49.46	$52.17	$46.50	$42.16
Investment Operations
Net Investment Income[1]	.342	.761	.787	.823	.711	.792
Net Realized and Unrealized Gain (Loss) on Investments	4.262	14.991	6.024	(.204)	7.650	6.346
Total from Investment Operations	4.604	15.752	6.811	.619	8.361	7.138
Distributions
Dividends from Net Investment Income	(.420)	(.770)	(.815)	(.766)	(.668)	(.799)
Distributions from Realized Capital Gains	(8.954)	(2.972)	(1.306)	(2.563)	(2.023)	(1.999)
Total Distributions	(9.374)	(3.742)	(2.121)	(3.329)	(2.691)	(2.798)
Net Asset Value, End of Period	$61.39	$66.16	$54.15	$49.46	$52.17	$46.50
Total Return[2]	7.02%	30.22%	14.07%	2.21%	18.56%	17.66%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,298	$3,205	$2,779	$2,860	$2,932	$2,982
Ratio of Total Expenses to Average Net Assets[3]	0.31%	0.32%	0.32%	0.33%	0.33%	0.34%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.22%	1.57%	1.73%	1.45%	1.80%
Portfolio Turnover Rate	32%	62%	58%	68%	83%	96%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.00%), 0.00%, 0.01%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2022	Year Ended September 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$108.01	$88.40	$80.74	$85.16	$75.93	$68.83
Investment Operations
Net Investment Income[1]	.610	1.344	1.364	1.421	1.242	1.362
Net Realized and Unrealized Gain (Loss) on Investments	6.970	24.466	9.842	(.330)	12.473	10.384
Total from Investment Operations	7.580	25.810	11.206	1.091	13.715	11.746
Distributions
Dividends from Net Investment Income	(.750)	(1.347)	(1.414)	(1.326)	(1.182)	(1.384)
Distributions from Realized Capital Gains	(14.620)	(4.853)	(2.132)	(4.185)	(3.303)	(3.262)
Total Distributions	(15.370)	(6.200)	(3.546)	(5.511)	(4.485)	(4.646)
Net Asset Value, End of Period	$100.22	$108.01	$88.40	$80.74	$85.16	$75.93
Total Return[2]	7.08%	30.34%	14.19%	2.32%	18.65%	17.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,721	$9,821	$9,086	$8,412	$8,491	$7,015
Ratio of Total Expenses to Average Net Assets[3]	0.21%	0.22%	0.22%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	1.15%	1.33%	1.66%	1.83%	1.55%	1.91%
Portfolio Turnover Rate	32%	62%	58%	68%	83%	96%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), (0.00%), 0.00%, 0.01%, 0.00%, and 0.00%.

See accompanying Notes, which are an integral part of the Financial Statements.

Growth and Income Fund
Notes to Financial Statements
Vanguard Growth and Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

Growth and Income Fund
During the six months ended March 31, 2022, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple

Growth and Income Fund
Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	The investment advisory firms Los Angeles Capital Management LLC (formerly Los Angeles Capital Management and Equity Research, Inc.) and D. E. Shaw Investment Management, L.L.C., each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Los Angeles Capital Management LLC is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding five years. The basic fee of D. E. Shaw Investment Management, L.L.C., is subject to quarterly adjustments based on performance relative to the S&P 500 Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $456,000 for the six months ended March 31, 2022.
For the six months ended March 31, 2022, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.09% of the fund’s average net assets, before a net decrease of $1,110,000 (0.02%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management,

Growth and Income Fund
administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2022, the fund had contributed to Vanguard capital in the amount of $428,000, representing less than 0.01% of the fund’s net assets and 0.17% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	12,668,826	—	—	12,668,826
Temporary Cash Investments	338,247	—	—	338,247
Total	13,007,073	—	—	13,007,073
Derivative Financial Instruments
Assets
Futures Contracts[1]	23,361	—	—	23,361
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,589,967
Gross Unrealized Appreciation	4,662,743
Gross Unrealized Depreciation	(222,276)
Net Unrealized Appreciation (Depreciation)	4,440,467

Growth and Income Fund
F.	During the six months ended March 31, 2022, the fund purchased $4,106,911,000 of investment securities and sold $4,988,821,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2022		Year Ended September 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	254,937	3,921	489,207	7,921
Issued in Lieu of Cash Distributions	425,138	6,954	183,127	3,204
Redeemed	(365,247)	(5,590)	(898,039)	(14,003)
Net Increase (Decrease)—Investor Shares	314,828	5,285	(225,705)	(2,878)
Admiral Shares
Issued	605,956	5,742	1,359,728	13,235
Issued in Lieu of Cash Distributions	1,281,903	12,850	530,177	5,686
Redeemed	(1,278,679)	(12,517)	(3,038,395)	(30,777)
Net Increase (Decrease)—Admiral Shares	609,180	6,075	(1,148,490)	(11,856)
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2022, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Quantitative Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Growth and Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2022 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q932 052022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2022

VANGUARD QUANTITATIVE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney  filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney  filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.